Participative shareholders’ debentures (Tables)	6 Months Ended
Jun. 30, 2024
Participative Shareholders Debentures
Schedule of participative shareholders debentures

	Financial result
	Average price (R$)		Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2024	2023	2024	2023	2024	2023	June 30, 2024	December 31, 2023
Participative shareholders’ debentures	35.06	31.35	(241)	321	(77)	274	2,451	2,874